United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/2012

Date of Reporting Period: Quarter ended 01/31/2012

Item 1. Schedule of Investments

Federated Automated Government Cash Reserves

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 67.7%
$65,000,000	[1]	Federal Farm Credit System Discount Notes, 0.006% - 0.130%, 2/8/2012 - 7/25/2012	64,996,125
80,625,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.169% - 0.402%, 2/1/2012 - 2/28/2012	80,624,822
99,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.020% - 0.070%, 2/8/2012 - 4/20/2012	98,995,059
10,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.265% - 0.331%, 2/3/2012 - 2/9/2012	9,999,776
48,550,000		Federal Home Loan Bank System Notes, 0.070% - 4.625%, 2/13/2012 - 10/10/2012	48,728,440
		TOTAL GOVERNMENT AGENCIES	303,344,222
		U.S. TREASURY – 31.4%
15,000,000	[1]	United States Treasury Bill, 0.030%, 2/16/2012	14,999,813
10,000,000	[1]	United States Treasury Bill, 0.030%, 2/9/2012	9,999,933
15,000,000	[1]	United States Treasury Bill, 0.040%, 2/23/2012	14,999,633
5,000,000		United States Treasury Note, 0.375%, 9/30/2012	5,009,055
10,000,000		United States Treasury Note, 0.625%, 7/31/2012	10,026,269
4,000,000		United States Treasury Note, 1.000%, 3/31/2012	4,006,193
20,000,000		United States Treasury Note, 4.875%, 6/30/2012	20,395,689
31,000,000		United States Treasury Notes, 0.875% - 4.625%, 2/29/2012	31,051,694
30,000,000		United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	30,041,476
		TOTAL U.S. TREASURY	140,529,755
		TOTAL INVESTMENTS — 99.1% (AT AMORTIZED COST)[3]	443,873,977
		OTHER ASSETS AND LIABILITIES - NET — 0.9%[4]	3,874,021
		TOTAL NET ASSETS — 100%	$447,747,998
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

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Federated U.S. Treasury Cash Reserves

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount		Value
	U.S. TREASURY – 106.2%
	U.S. Treasury Bills – 53.4%[1]
$50,000,000	United States Treasury Bill, 0.015%, 3/22/2012	49,998,958
500,000,000	United States Treasury Bill, 0.023%, 4/5/2012	499,980,000
650,000,000	United States Treasury Bill, 0.025%, 4/12/2012	649,967,951
160,000,000	United States Treasury Bill, 0.050%, 7/5/2012	159,965,556
400,000,000	United States Treasury Bill, 0.053%, 5/3/2012	399,946,916
2,600,000,000	United States Treasury Bills, 0.003% - 0.050%, 2/2/2012	2,599,998,900
2,600,000,000	United States Treasury Bills, 0.005% - 0.030%, 2/9/2012	2,599,992,722
218,000,000	United States Treasury Bills, 0.010% - 0.020%, 2/16/2012	217,998,258
2,585,000,000	United States Treasury Bills, 0.013% - 0.040%, 2/23/2012	2,584,951,937
1,403,100,000	United States Treasury Bills, 0.020% - 0.050%, 3/1/2012	1,403,053,565
	TOTAL	11,165,854,763
	U.S. Treasury Notes – 52.8%
400,000,000	United States Treasury Note, 0.375%, 10/31/2012	400,810,316
250,000,000	United States Treasury Note, 0.375%, 9/30/2012	250,452,736
700,000,000	United States Treasury Note, 0.625%, 6/30/2012	701,585,964
540,000,000	United States Treasury Note, 0.625%, 7/31/2012	541,423,251
199,000,000	United States Treasury Note, 1.375%, 3/15/2012	199,319,933
40,000,000	United States Treasury Note, 1.375%, 4/15/2012	40,108,398
111,000,000	United States Treasury Note, 1.375%, 5/15/2012	111,422,307
528,000,000	United States Treasury Note, 1.500%, 7/15/2012	531,421,470
268,000,000	United States Treasury Note, 4.125%, 8/31/2012	274,231,958
2,421,000,000	United States Treasury Notes, 0.875% - 4.625%, 2/29/2012	2,424,485,484
2,743,000,000	United States Treasury Notes, 1.000% - 4.500%, 3/31/2012	2,752,205,351
731,500,000	United States Treasury Notes, 1.000% - 4.500%, 4/30/2012	736,646,003
2,084,000,000	United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	2,086,052,324
	TOTAL	11,050,165,495
	TOTAL INVESTMENTS — 106.2% (AT AMORTIZED COST)[2]	22,216,020,258
	OTHER ASSETS AND LIABILITIES - NET — (6.2)%[3]	(1,302,523,046)
	TOTAL NET ASSETS — 100%	$20,913,497,212
1	Discount rate at the time of purchase.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

1

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2012